Business Acquisition (Details 1) - USD ($)	3 Months Ended		6 Months Ended		7 Months Ended		12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2021	Oct. 31, 2020	Nov. 04, 2020	Nov. 04, 2019	Apr. 30, 2021	Apr. 30, 2020
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Revenues	$ 1,199,822	$ 731,164	$ 1,825,009	$ 2,493,486			$ 4,721,003	$ 1,753,558
Pro Forma [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Revenues					$ 2,866,063	$ 1,018,200
Earnings					$ 282,264	680,212
ProForma1Member
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Revenues						1,018,200
Earnings						$ 680,212